Customer Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2018
Receivables [Abstract]
Schedule of customer accounts receivable

	Total Outstanding Balance
	Customer Accounts Receivable		60 Days Past Due(1)		Re-aged(1) (2)
(in thousands)	January 31, 2018	January 31, 2017	January 31, 2018	January 31, 2017	January 31, 2018	January 31, 2017
Customer accounts receivable	$1,374,269	$1,417,581	$114,120	$127,747	$217,952	$111,585
Restructured accounts	153,593	138,858	37,687	38,010	153,593	138,858
Total customer portfolio balance	1,527,862	1,556,439	$151,807	$165,757	$371,545	$250,443
Net deferred origination fees and costs	(15,897)	(6,991)
Allowance for uncollectible accounts	(203,572)	(210,175)
Allowances for no-interest option credit programs	(20,960)	(21,207)
Total customer accounts receivables, net	1,287,433	1,318,066
Short-term portion of customer accounts receivable, net	(636,825)	(702,162)
Long-term portion of customer accounts receivable, net	$650,608	$615,904
Securitized receivables held by the VIE	$1,085,385	$1,015,837	$124,627	$156,344	$300,348	$238,375
Receivables not held by the VIE	442,477	540,602	27,180	9,413	71,197	12,068
Total customer portfolio balance	$1,527,862	$1,556,439	$151,807	$165,757	$371,545	$250,443

(1)
Due to the fact that an account can become past due after having been re-aged, accounts could be represented as both past due and re-aged. As of January 31, 2018 and 2017, the amounts included within both 60 days past due and re-aged was $80.8 million and $66.7 million, respectively. As of January 31, 2018 and 2017, the total customer portfolio balance past due one day or greater was $401.0 million and $406.1 million, respectively. These amounts include the 60 days past due totals shown above.

(2)	The re-aged receivable balance as of January 31, 2018 includes $62.0 million in first time re-ages related to customers within FEMA-designated Hurricane Harvey disaster areas.

Allowance for doubtful accounts and uncollectible interest for customer receivables
The following presents the activity in our allowance for doubtful accounts and uncollectible interest for customer receivables:

	January 31, 2018
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$158,992	$51,183	$210,175
Provision(1)	189,786	71,047	260,833
Principal charge-offs(2)	(177,682)	(60,003)	(237,685)
Interest charge-offs	(30,379)	(10,259)	(40,638)
Recoveries(2)	8,139	2,748	10,887
Allowance at end of period	$148,856	$54,716	$203,572
Average customer portfolio balance outstanding	$1,357,455	$143,245	$1,500,700

	January 31, 2017
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$149,227	$41,763	$190,990
Provision(1)	219,084	62,788	281,872
Principal charge-offs(2)	(183,235)	(46,710)	(229,945)
Interest charge-offs	(30,686)	(7,832)	(38,518)
Recoveries(2)	4,602	1,174	5,776
Allowance at end of period	$158,992	$51,183	$210,175
Average customer portfolio balance outstanding	$1,423,445	$129,030	$1,552,475

	January 31, 2016
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$118,786	$28,196	$146,982
Provision(1)	204,499	53,658	258,157
Principal charge-offs(2)	(150,237)	(34,604)	(184,841)
Interest charge-offs	(27,414)	(6,314)	(33,728)
Recoveries(2)	3,593	827	4,420
Allowance at end of period	$149,227	$41,763	$190,990
Average customer portfolio balance outstanding	$1,355,804	$102,522	$1,458,326
(1) Includes provision for uncollectible interest, which is included in finance charges and other revenues.
(2) Charge-offs include the principal amount of losses (excluding accrued and unpaid interest). Recoveries include the principal amount collected during the period for previously charged-off balances. Net charge-offs are calculated as the net of principal charge-offs and recoveries.